Expense Example - Calvert Floating-Rate Advantage Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	484	864	1,268	2,396	139	480	845	1,871	139	457	798	1,759